Comprehensive Income (Reclassification Adjustment) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-credit Related Gains Recognized in Comprehensive Income									$ 38		$ 0	$ 0
Compensation and fringe benefits									128,765		109,197	85,688
Income tax expense (benefit)	17,089	16,053	15,524	15,089	14,159	15,936	14,292	11,696	63,755		56,083	46,281
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest									(630)
Income tax expense (benefit)									(257)
Income before undistributed earnings of subsidiary									(373)
Accumulated Net Unrealized Investment Gain (Loss) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Gain (Loss) on Investments, Excluding Other than Temporary Impairments									(684)
Non-credit Related Gains Recognized in Comprehensive Income									38
Accumulated Defined Benefit Plans Adjustment [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Adjustment of net obligation									(941)	[1]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Benefit Plans, for Net Transition Asset (Obligation), before Tax									33	[1]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Benefit Plans, for Net Prior Service Cost (Credit), before Tax									147	[1]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Benefit Plans, for Net Gain (Loss), before Tax									777	[1]
Compensation and fringe benefits									$ 16	[1]

[1]	These accumulated other comprehensive loss components are included in the computations of net periodic cost for our defined benefit plans and other post-retirement benefit plan. See Note 11 for additional details.